Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

Intangible assets at March 31, 2020 and December 31, 2019 consisted of the following:

	March 31, 2020	December 31, 2019
Gross intangible assets	$11,059,429	$11,059,429
Less: accumulated amortization	(1,615,807)	(1,416,975)
Total intangible assets, net	$9,443,622	$9,642,454

Our intangible assets consist of the following at December 31, 2019:

	License Rights	Software	December 31,
	to PCS499	License	2019

Gross intangible assets	$11,038,929	$20,500	$11,059,429
Less: accumulated amortization	(1,405,301)	(11,674)	(1,416,975)
Total intangible assets, net	$9,633,628	$8,826	$9,642,454

Our intangible assets consist of the following at December 31, 2018:

	License Rights	Software	December 31,
	to PCS499	License	2018

Gross intangible assets	$11,038,929	$20,500	$11,059,429
Less: accumulated amortization	(616,807)	(4,840)	(621,647)
Total intangible assets, net	$10,422,122	$15,660	$10,437,782